21. VARIABLE INTEREST ENTITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Total assets	$ 421,952	$ 636,526
Total liabilities	537,701	347,188
Income	72,387	34,845	$ 274
Net income from discontinued operation	11,492	816	162
Net loss from continued operation	$ (3,537)	$ (156)	$ (8,629)